Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized cost	$ 142,893	$ 150,476
Gross unrealized gains	4,345	5,095
Gross unrealized losses	(718)	(1,237)
Investment securities available for sale, at fair value	146,520	154,334
US Government Agencies Debt Securities [Member]
Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized cost	21,655	23,035
Gross unrealized gains	245	311
Gross unrealized losses	(271)	(450)
Investment securities available for sale, at fair value	21,629	22,896
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized cost	1,989	2,953
Gross unrealized gains	134	226
Gross unrealized losses	0	0
Investment securities available for sale, at fair value	2,123	3,179
US States and Political Subdivisions Debt Securities [Member] | Tax-exempt [Member]
Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized cost	91,940	91,916
Gross unrealized gains	3,402	3,803
Gross unrealized losses	(175)	(553)
Investment securities available for sale, at fair value	95,167	95,166
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized cost	24,480	29,150
Gross unrealized gains	316	475
Gross unrealized losses	(272)	(234)
Investment securities available for sale, at fair value	24,524	29,391
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized cost	2,079	2,672
Gross unrealized gains	184	247
Gross unrealized losses	0	0
Investment securities available for sale, at fair value	2,263	2,919
Debt Securities [Member]
Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized cost	142,143	149,726
Gross unrealized gains	4,281	5,062
Gross unrealized losses	(718)	(1,237)
Investment securities available for sale, at fair value	145,706	153,551
Equity Securities in Financial Institutions [Member]
Note 3 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Amortized cost	750	750
Gross unrealized gains	64	33
Gross unrealized losses	0	0
Investment securities available for sale, at fair value	$ 814	$ 783